Fair Value of Financial Instruments (Fair Value Of Assets And Liabilities On A Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	$ 261,189	$ 324,634
Liabilities measured at fair value	(10,376)	(15,484)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	784	1,133
Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	248,107	305,041
Liabilities measured at fair value	(2,666)	(4,809)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	12,298	18,460
Liabilities measured at fair value	(7,710)	(10,675)
Corporate Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	79,166	97,423
Corporate Bonds [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	73,980	88,622
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	5,186	8,801
ABS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	10,899	8,506
ABS [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	9,782	7,636
ABS [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1,117	870
U.S. Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	351	400
U.S. Government Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	332	395
U.S. Government Bonds [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	19	5
Foreign Government Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	311	423
Foreign Government Bonds [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	311	382
Foreign Government Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		41
RMBS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1,836	2,305
RMBS [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1,835	2,302
RMBS [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1	3
CMBS [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1,667	1,590
CMBS [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	1,667	1,590
State And Municipal Bonds [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	4,885	6,377
State And Municipal Bonds [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	4,850	6,377
State And Municipal Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	35
Hybrid And Redeemable Preferred Securities [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	350	452
Hybrid And Redeemable Preferred Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	40	53
Hybrid And Redeemable Preferred Securities [Member] | Significant Observable Inputs (Level 2) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	261	309
Hybrid And Redeemable Preferred Securities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Maturity AFS Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	49	90
Trading Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	3,446	4,405
Trading Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		32
Trading Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,865	3,545
Trading Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	581	828
Equity Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	427	371
Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		7
Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	274	273
Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	153	91
Mortgage Loans On Real Estate [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	487	739
Mortgage Loans On Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	487	739
Derivative Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	6,534	9,775
Derivative Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	5,929	9,626
Derivative Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	605	149
Other Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	30	114
Other Investments [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	30	114
Cash and Invested [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,499	2,331
Cash and Invested [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,499	2,331
MRB Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,807	1,888
MRB Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	2,807	1,888
Ceded MRBs [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	540	4,114
Ceded MRBs [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	540	4,114
LPR Ceded Derivative [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	212	318
LPR Ceded Derivative [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	212	318
Indexed Annuity And IUL Contracts [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		528
Indexed Annuity And IUL Contracts [Member] | Future Contract Benefits [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(4,783)	(6,131)
Indexed Annuity And IUL Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value		528
Indexed Annuity And IUL Contracts [Member] | Significant Unobservable Inputs (Level 3) [Member] | Future Contract Benefits [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(4,783)	(6,131)
Separate Account Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	143,536	182,575
Separate Account Assets [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	412	646
Separate Account Assets [Member] | Significant Observable Inputs (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	143,124	181,929
Reinsurance Related Embedded Derivatives [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	681
Reinsurance Related Embedded Derivatives [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value		(578)
Reinsurance Related Embedded Derivatives [Member] | Significant Observable Inputs (Level 2) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	681
Reinsurance Related Embedded Derivatives [Member] | Significant Observable Inputs (Level 2) [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value		(578)
MRB Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(2,078)	(4,399)
MRB Liabilities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(2,078)	(4,399)
Ceded MRBs [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(246)	(17)
Ceded MRBs [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(246)	(17)
Derivative Liabilities [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(3,269)	(4,359)
Derivative Liabilities [Member] | Significant Observable Inputs (Level 2) [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(2,666)	(4,231)
Derivative Liabilities [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities measured at fair value	(603)	$ (128)
Indexed Annuity Ceded Embedded Derivatives [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	525
Indexed Annuity Ceded Embedded Derivatives [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Assets measured at fair value	$ 525